Reconciliations of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2026
Reconciliations of Liabilities Arising from Financing Activities [Abstract]
Schedule of Reconciliations of Liabilities Arising From Financing Activities
	Amount due to shareholders	Amount due to Directors	Lease liabilities
	USD’000	USD’000	USD’000
As of April 1, 2024	57	—	—
Additions	—	—	2,043
Exchange differences	—	—	(1)
Interest expense	—	—	116
Advances from/(Repayment to)	(5)	3	(477)
Net changes from financing cash flows	(5)	3	(361)
As of March 31, 2025	52	3	1,681
Additions	—	—	278
Exchange differences	—	—	(27)
Interest expense	—	—	93
Advances from/(Repayment to)	(52)	—	(483)
Net changes from financing cash flows	(52)	—	(390)
AS of March 31, 2026	—	3	1,542